UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2015

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. Each remaining series of the Registrant has a fiscal year end other than May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 95.3%
Asset-Backed & Securitized - 14.1%
AmeriCredit Automobile Receivable Trust, 2015-1, “A2A”, 0.77%, 4/09/18	$490,000	$489,956
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	82,335	82,336
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.451%, 10/10/17	438,762	438,508
ARI Fleet Lease Trust, “A”, FRN, 0.723%, 3/15/20 (n)	112,709	112,591
ARI Fleet Lease Trust, “A”, FRN, 0.473%, 1/15/21 (n)	200,196	199,756
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	530,198	530,080
Babson Ltd., CLO, “A1”, FRN, 0.482%, 1/18/21 (z)	344,894	342,695
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	731,561	731,265
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.493%, 2/21/17	815,000	815,060
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.554%, 3/21/16	307,966	308,050
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	1,100,000	1,099,196
Cent CDO XI Ltd., “A1”, FRN, 0.516%, 4/25/19 (n)	373,148	369,176
Chesapeake Funding LLC, “A”, FRN, 0.921%, 11/07/23 (n)	154,009	154,200
Chesapeake Funding LLC, “A”, FRN, 0.621%, 1/07/25 (n)	609,943	610,240
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.672%, 2/07/27 (z)	880,000	880,000
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	103,350	103,361
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	430,000	453,346
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	92,008	92,029
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	1,000,000	999,933
CNH Wholesale Master Note Trust, “A”, FRN, 0.773%, 8/15/19 (n)	772,000	773,724
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.895%, 9/15/39	259,462	277,493
CWCapital Cobalt Ltd., “A4”, FRN, 5.768%, 5/15/46	310,989	336,554
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	799,018	799,014
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	687,239	687,044
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (z)	490,000	489,971
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	152,043	152,081
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	227,000	229,472
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	843,000	851,755
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.568%, 1/15/20	1,000,000	1,000,186
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.554%, 7/20/19	960,000	957,966
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	101,261	101,299
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	325,238	325,324
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	1,230,000	1,230,857
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.722%, 12/10/27 (n)	966,456	966,764
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	32,947	32,947
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	450,000	449,856
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	225,565	225,643
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	411,844	437,719
Kingsland III Ltd., “A1”, CDO, FRN, 0.478%, 8/24/21 (n)	201,909	200,922
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	297,046	296,825
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (z)	700,000	699,693
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	7,058	7,058
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.493%, 2/15/17	636,000	636,000
Motor PLC, 2014-1A, “A1”, FRN, 0.651%, 8/25/21 (n)	457,173	457,519
Motor PLC, 2015-1A, “A1”, FRN, 0.804%, 6/25/22 (z)	913,000	913,097
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.443%, 1/15/16	412,093	412,108
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.473%, 2/15/18	760,000	759,903
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.573%, 1/15/20	370,000	370,189
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	72,321	72,328
Race Point CLO Ltd., “A1A”, FRN, 0.455%, 8/01/21 (n)	344,479	343,084
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	456,869	456,892
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	480,000	479,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.384%, 10/20/16	$821,760	$821,407
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.524%, 7/22/19 (n)	1,500,000	1,496,553
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	891,885	891,532
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	340,000	340,251

		$28,792,803
Automotive - 4.3%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$229,000	$230,301
American Honda Finance Corp., FRN, 0.636%, 5/26/16 (n)	200,000	200,575
American Honda Finance Corp., FRN, 0.754%, 10/07/16	200,000	200,947
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,100,000	1,110,772
Daimler Finance North America LLC, FRN, 0.935%, 8/01/16 (n)	160,000	160,877
Daimler Finance North America LLC, FRN, 0%, 3/02/17 (z)	860,000	860,000
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	206,410
Ford Motor Credit Co. LLC, FRN, 0.755%, 9/08/17	1,000,000	991,590
Ford Motor Credit Co. LLC, FRN, 1.192%, 1/09/18	280,000	280,313
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	420,000	433,324
Hyundai Capital America, 1.625%, 10/02/15 (n)	700,000	703,247
Nissan Motor Acceptance Corp., FRN, 0.955%, 9/26/16 (n)	420,000	422,405
Nissan Motor Acceptance Corp., FRN, 0.785%, 3/03/17 (n)	550,000	551,636
Toyota Motor Credit Corp., 3.2%, 6/17/15	125,000	126,016
Toyota Motor Credit Corp., FRN, 0.647%, 1/17/19	850,000	849,006
Volkswagen Group of America Finance LLC, FRN, 0.632%, 5/23/17 (n)	830,000	829,925
Volkswagen Group of America Finance LLC, FRN, 0.701%, 11/20/17 (n)	250,000	250,051
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	310,000	310,268

		$8,717,663
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.866%, 10/06/15 (n)	$250,000	$250,722
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	710,000	710,863
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	600,000	601,181
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	500,000	504,649
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	400,672
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	408,704

		$2,876,791
Broadcasting - 0.4%
Scripps Networks Interactive, 2.75%, 11/15/19	$185,000	$188,016
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	203,000	203,079
Walt Disney Co., 0.45%, 12/01/15	490,000	490,230

		$881,325
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 1.375%, 6/01/15	$500,000	$501,256
Franklin Resources, Inc., 1.375%, 9/15/17	97,000	97,232
NYSE Euronext, 2%, 10/05/17	412,000	417,850

		$1,016,338
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.515%, 3/03/17	$1,000,000	$1,002,784

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$120,000	$122,180
NBCUniversal Enterprise Co., FRN, 0.79%, 4/15/16 (n)	500,000	501,600

		$623,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 0.6%
CF Industries, Inc., 6.875%, 5/01/18	$846,000	$964,278
LyondellBasell Industries N.V., 5%, 4/15/19	210,000	231,698

		$1,195,976
Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.503%, 5/03/18	$500,000	$501,578

Conglomerates - 1.1%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$288,000	$290,942
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	841,000	857,581
General Electric Co., 0.85%, 10/09/15	200,000	200,616
Pentair Finance S.A., 1.35%, 12/01/15	600,000	601,618
United Technologies Corp., FRN, 0.734%, 6/01/15	240,000	240,272

		$2,191,029
Consumer Products - 1.4%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$290,000	$292,437
Mattel, Inc., 1.7%, 3/15/18	139,000	137,546
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	236,854
Newell Rubbermaid, Inc., 2.875%, 12/01/19	680,000	689,198
Procter & Gamble Co., 0.75%, 11/04/16	650,000	650,996
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	910,000	918,936

		$2,925,967
Consumer Services - 0.6%
eBay, Inc., 1.35%, 7/15/17	$264,000	$263,153
Experian Finance PLC, 2.375%, 6/15/17 (n)	249,000	250,307
Western Union Co., 2.375%, 12/10/15	200,000	201,985
Western Union Co., FRN, 1.262%, 8/21/15	560,000	561,450

		$1,276,895
Electrical Equipment - 0.3%
Amphenol Corp., 1.55%, 9/15/17	$450,000	$450,903
Arrow Electronics, Inc., 3%, 3/01/18	141,000	144,444

		$595,347
Electronics - 1.4%
Applied Materials, Inc., 2.65%, 6/15/16	$400,000	$409,673
Intel Corp., 1.35%, 12/15/17	581,000	584,351
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	156,907
Tyco Electronics Group S.A., FRN, 0.453%, 1/29/16	1,200,000	1,199,789
Xilinx, Inc., 2.125%, 3/15/19	480,000	480,650

		$2,831,370
Emerging Market Quasi-Sovereign - 0.8%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$398,801
Korea Development Bank, 1%, 1/22/16	410,000	410,388
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	262,949
Petroleos Mexicanos, 3.125%, 1/23/19	170,000	173,869
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	319,000	315,816

		$1,561,823
Energy - Independent - 1.2%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$860,000	$962,612
Canadian Natural Resources Ltd., FRN, 0.632%, 3/30/16	480,000	479,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Encana Corp., 5.9%, 12/01/17	$360,000	$393,440
Southwestern Energy Co., 3.3%, 1/23/18	280,000	283,907
Southwestern Energy Co., 7.5%, 2/01/18	260,000	292,291

		$2,411,498
Energy - Integrated - 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$564,423
BP Capital Markets PLC, 3.125%, 10/01/15	450,000	456,525
BP Capital Markets PLC, 0.7%, 11/06/15	297,000	297,230
BP Capital Markets PLC, 2.521%, 1/15/20	403,000	408,936
Chevron Corp., 0.889%, 6/24/16	210,000	210,874
Chevron Corp., 1.104%, 12/05/17	314,000	313,918
Shell International Finance B.V., 1.125%, 8/21/17	600,000	601,259
Shell International Finance B.V., FRN, 0.467%, 11/15/16	630,000	631,252
Total Capital International S.A., 1.5%, 2/17/17	500,000	506,190
Total Capital S.A., 3%, 6/24/15	125,000	126,055

		$4,116,662
Financial Institutions - 1.1%
General Electric Capital Corp., FRN, 0.839%, 12/11/15	$250,000	$251,078
General Electric Capital Corp., FRN, 0.851%, 1/08/16	500,000	502,384
General Electric Capital Corp., FRN, 0.483%, 1/14/16	930,000	931,417
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	340,000	349,334
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	201,207

		$2,235,420
Food & Beverages - 5.8%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$500,000	$501,828
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	300,000	300,845
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	130,897
Coca-Cola Co., 1.15%, 4/01/18	270,000	269,166
Coca-Cola Co., FRN, 0.355%, 11/01/16	900,000	901,757
Diageo Capital PLC, 1.5%, 5/11/17	300,000	302,547
General Mills, Inc., 5.2%, 3/17/15	400,000	400,702
General Mills, Inc., 1.4%, 10/20/17	1,000,000	999,793
Heineken N.V., 0.8%, 10/01/15 (n)	500,000	500,622
Ingredion, Inc., 3.2%, 11/01/15	135,000	136,815
Ingredion, Inc., 1.8%, 9/25/17	167,000	167,214
Kellogg Co., 4.45%, 5/30/16	260,000	271,051
Kraft Foods Group, Inc., 1.625%, 6/04/15	480,000	481,299
Kraft Foods Group, Inc., 6.125%, 8/23/18	900,000	1,022,773
Molson Coors Brewing Co., 2%, 5/01/17	500,000	506,476
PepsiCo, Inc., 2.5%, 5/10/16	365,000	372,995
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	1,160,000	1,190,822
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	347,818
SABMiller Holdings, Inc., FRN, 0.945%, 8/01/18 (n)	930,000	932,806
Tyson Foods, Inc., 6.6%, 4/01/16	920,000	973,969
Tyson Foods, Inc., 2.65%, 8/15/19	429,000	437,896
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	354,738
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	423,000	424,439
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	52,716

		$11,981,984
Food & Drug Stores - 1.3%
CVS Health Corp., 3.25%, 5/18/15	$350,000	$352,104
CVS Health Corp., 1.2%, 12/05/16	270,000	271,506

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - continued
Walgreen Co., 1%, 3/13/15	$650,000	$650,087
Walgreen Co., 1.8%, 9/15/17	715,000	722,647
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	680,000	686,850

		$2,683,194
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$451,363

Insurance - 2.1%
Aflac, Inc., 3.45%, 8/15/15	$400,000	$405,214
American International Group, Inc., 5.85%, 1/16/18	299,000	335,182
American International Group, Inc., 2.3%, 7/16/19	770,000	779,292
Lincoln National Corp., 4.3%, 6/15/15	125,000	126,236
MetLife Global Funding I, FRN, 0.632%, 4/10/17 (n)	710,000	711,756
MetLife, Inc., 1.756%, 12/15/17	117,000	118,267
Metropolitan Life Global Funding I, 0.783%, 7/15/16 (n)	530,000	532,815
PRICOA Global Funding I, FRN, 0.527%, 8/19/15 (n)	290,000	290,172
Prudential Financial, Inc., FRN, 1.037%, 8/15/18	650,000	653,968
UnumProvident Corp., 6.85%, 11/15/15 (n)	80,000	83,231
Voya Financial, Inc., 2.9%, 2/15/18	235,000	241,753

		$4,277,886
Insurance - Health - 0.1%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$94,364
Wellpoint, Inc., 1.25%, 9/10/15	30,000	30,102

		$124,466
Insurance - Property & Casualty - 0.6%
ACE Ltd., 2.6%, 11/23/15	$215,000	$218,082
Aon Corp., 3.5%, 9/30/15	375,000	381,038
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	600,000	605,821

		$1,204,941
International Market Quasi-Sovereign - 3.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$650,000	$652,204
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	592,951
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	315,408
Electricite de France, 2.15%, 1/22/19 (n)	650,000	657,276
FMS Wertmanagement, 0.625%, 4/18/16	580,000	581,104
KfW Bankengruppe, 0.5%, 9/30/15	180,000	180,250
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	230,000	230,028
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	150,000	151,211
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	240,067
Kommunalbanken A.S., 1%, 3/15/18 (n)	190,000	188,409
Kommunalbanken A.S., FRN, 0.385%, 10/31/16 (n)	270,000	270,167
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	300,000	307,041
Municipality Finance PLC, 2.375%, 5/16/16	690,000	704,980
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	790,000	795,115
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	429,778
Statoil A.S.A., 1.8%, 11/23/16	180,000	182,638
Statoil A.S.A., FRN, 0.547%, 5/15/18	290,000	289,002
Statoil A.S.A., FRN, 0.716%, 11/08/18	250,000	249,176

		$7,016,805

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - 1.4%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$589,368
Kingdom of Denmark, 0.875%, 3/20/17 (n)	280,000	280,330
Kingdom of Sweden, 1%, 2/27/18 (n)	640,000	637,325
Republic of Finland, 1.25%, 10/19/15 (n)	1,000,000	1,006,344
Republic of Iceland, 4.875%, 6/16/16 (n)	381,000	397,869

		$2,911,236
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$328,000	$328,346

Local Authorities - 2.0%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$1,500,000	$1,498,265
Province of British Columbia, 2.85%, 6/15/15	1,000,000	1,007,365
Province of Ontario, 2.3%, 5/10/16	300,000	306,071
Province of Ontario, 1.1%, 10/25/17	900,000	897,584
State of Illinois, 4.961%, 3/01/16	355,000	368,455

		$4,077,740
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$300,000	$300,593

Major Banks - 10.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$750,000	$789,848
ABN AMRO Bank N.V., FRN, 0.645%, 6/06/16 (n)	750,000	749,156
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,692,947
Bank of Nova Scotia, FRN, 0.641%, 3/15/16	800,000	802,719
Bank of Nova Scotia, FRN, 0.773%, 7/15/16	230,000	231,128
BNP Paribas, 2.7%, 8/20/18	580,000	597,385
BNP Paribas, FRN, 0.83%, 12/12/16	500,000	501,848
BNP Paribas, FRN, 0.723%, 3/17/17	10,000	10,010
Canadian Imperial Bank of Commerce, FRN, 0.777%, 7/18/16	460,000	462,017
Commonwealth Bank of Australia, FRN, 0.747%, 9/20/16 (n)	550,000	552,196
Commonwealth Bank of Australia, FRN, 0.601%, 3/13/17 (n)	240,000	240,143
Commonwealth Bank of Australia, FRN, 0.505%, 9/08/17 (n)	500,000	499,749
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	428,785
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	642,885
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	432,122
HSBC Bank PLC, FRN, 0.897%, 5/15/18 (n)	674,000	677,203
HSBC USA, Inc., 1.625%, 1/16/18	100,000	100,146
Huntington National Bank, FRN, 0.681%, 4/24/17	1,110,000	1,108,430
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	242,861
ING Bank N.V., FRN, 1.185%, 3/07/16 (n)	310,000	311,931
KeyCorp, 3.75%, 8/13/15	100,000	101,437
Mizuho Bank Ltd., FRN, 0.705%, 9/25/17 (n)	700,000	698,571
National Australia Bank Ltd., 2%, 3/09/15	420,000	420,114
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)	550,000	551,850
Nordea Bank AB, FRN, 0.616%, 4/04/17 (n)	220,000	220,222
PNC Bank N.A., 1.3%, 10/03/16	330,000	331,868
PNC Bank N.A., 1.15%, 11/01/16	630,000	632,669
PNC Bank N.A., 1.5%, 10/18/17	660,000	662,248
PNC Bank N.A., 2.25%, 7/02/19	650,000	655,395
PNC Bank N.A., FRN, 0.566%, 1/28/16	250,000	250,329
Royal Bank of Scotland PLC, 2.55%, 9/18/15	530,000	534,732
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	124,224

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Standard Chartered PLC, 3.85%, 4/27/15 (n)	$100,000	$100,471
State Street Bank & Trust Co., FRN, 0.435%, 12/08/15	406,000	405,663
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	420,000	421,416
Sumitomo Mitsui Banking Corp., FRN, 0.574%, 7/11/17	800,000	796,991
Wells Fargo & Co., FRN, 0.787%, 7/20/16	420,000	421,446
Wells Fargo & Co., FRN, 0.495%, 9/08/17	900,000	897,084
Westpac Banking Corp., 0.95%, 1/12/16	410,000	411,661
Westpac Banking Corp., 2%, 8/14/17	610,000	620,557
Westpac Banking Corp., FRN, 0.587%, 5/19/17	700,000	699,647

		$21,032,104
Medical & Health Technology & Services - 1.9%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$213,020
Becton, Dickinson and Co., 1.75%, 11/08/16	150,000	151,619
Becton, Dickinson and Co., 1.8%, 12/15/17	680,000	685,743
CareFusion Corp., 1.45%, 5/15/17	240,000	240,343
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	249,296
Covidien International Finance S.A., 6%, 10/15/17	231,000	258,185
Covidien International Finance S.A., 1.35%, 5/29/15	250,000	250,522
Laboratory Corp. of America Holdings Co., 2.625%, 2/01/20	400,000	401,560
McKesson Corp., 0.95%, 12/04/15	360,000	360,862
McKesson Corp., 3.25%, 3/01/16	375,000	383,678
McKesson Corp., FRN, 0.638%, 9/10/15	340,000	340,156
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	447,700

		$3,982,684
Medical Equipment - 0.1%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$190,000	$190,491

Metals & Mining - 1.3%
Barrick Gold Corp., 2.5%, 5/01/18	$200,000	$200,266
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	153,000	161,816
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	440,000	438,310
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	264,894
Glencore Funding LLC, FRN, 1.421%, 5/27/16 (n)	870,000	873,185
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	560,000	570,775
Rio Tinto Finance (USA) Ltd., FRN, 1.083%, 6/17/16	150,000	150,365

		$2,659,611
Midstream - 1.3%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$236,000	$235,277
Enterprise Products Operating LP, 3.2%, 2/01/16	400,000	408,400
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	460,948
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	340,000	340,854
ONEOK Partners LP, 3.2%, 9/15/18	450,000	456,647
TransCanada PipeLines Ltd., 1.875%, 1/12/18	195,000	196,421
TransCanada PipeLines Ltd., FRN, 0.937%, 6/30/16	660,000	662,174

		$2,760,721
Mortgage-Backed - 2.7%
Fannie Mae, 0.595%, 8/25/15	$482,667	$482,658
Fannie Mae, 5.138%, 2/01/16	149,940	152,105
Fannie Mae, 1.114%, 2/25/17	398,186	399,107
Fannie Mae, 4%, 12/01/25	658,734	703,781
Fannie Mae, FRN, 0.454%, 12/25/17	465,801	466,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, FRN, 0.414%, 5/25/18	$504,492	$504,713
Fannie Mae, TBA, 3%, 3/01/30	960,000	1,005,135
Freddie Mac, 1.655%, 11/25/16	197,790	199,913
Freddie Mac, 1.426%, 8/25/17	147,000	148,085
Freddie Mac, 3.5%, 8/01/26 (f)	398,583	423,542
Freddie Mac, 2.5%, 7/01/28	967,151	993,194

		$5,478,381
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$789,270

Natural Gas - Distribution - 0.3%
GDF SUEZ, 1.625%, 10/10/17 (n)	$550,000	$552,797

Network & Telecom - 2.5%
AT&T, Inc., 0.8%, 12/01/15	$620,000	$620,201
AT&T, Inc., FRN, 0.643%, 2/12/16	70,000	70,008
AT&T, Inc., FRN, 1.171%, 11/27/18	780,000	788,237
British Telecommunications PLC, 2.35%, 2/14/19	580,000	586,124
France Telecom, 2.125%, 9/16/15	125,000	125,849
Verizon Communications, Inc., 0.7%, 11/02/15	730,000	730,530
Verizon Communications, Inc., 1.35%, 6/09/17	330,000	330,009
Verizon Communications, Inc., FRN, 1.771%, 9/15/16	780,000	793,403
Verizon Communications, Inc., FRN, 1.013%, 6/17/19	1,030,000	1,038,218

		$5,082,579
Oil Services - 0.2%
Transocean, Inc., 5.05%, 12/15/16	$370,000	$370,463
Transocean, Inc., 2.5%, 10/15/17	155,000	141,825

		$512,288
Oils - 0.1%
Phillips 66, 1.95%, 3/05/15	$180,000	$180,025

Other Banks & Diversified Financials - 7.7%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$247,532
American Express Centurion Bank, FRN, 0.708%, 11/13/15	250,000	250,489
American Express Credit Corp., 2.8%, 9/19/16	450,000	462,861
Banco Santander Chile, FRN, 1.152%, 4/11/17 (n)	600,000	597,495
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.711%, 2/26/16 (n)	400,000	400,524
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.846%, 9/09/16 (n)	700,000	701,789
Banque Federative du Credit Mutuel, FRN, 1.107%, 1/20/17 (n)	780,000	785,063
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (z)	1,300,000	1,304,026
BPCE S.A., 1.625%, 1/26/18	660,000	656,561
Capital One Bank (USA) N.A., FRN, 0.935%, 2/05/18	850,000	851,697
Capital One Financial Corp., 2.45%, 4/24/19	240,000	242,597
Capital One Financial Corp., 2.15%, 3/23/15	270,000	270,234
Capital One Financial Corp., FRN, 0.895%, 11/06/15	320,000	320,756
Corpbanca, 3.875%, 9/22/19 (n)	200,000	202,038
Danske Bank A.S., 3.75%, 4/01/15 (n)	100,000	100,242
Fifth Third Bancorp, 1.35%, 6/01/17	1,040,000	1,041,156
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	201,497
First Republic Bank, 2.375%, 6/17/19	250,000	251,748
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	508,060
Groupe BPCE S.A., FRN, 1.506%, 4/25/16	860,000	868,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	$370,000	$375,828
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	243,573
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	203,425
Macquarie Bank Ltd., 5%, 2/22/17 (n)	580,000	619,594
Macquarie Bank Ltd., FRN, 0.886%, 10/27/17 (n)	890,000	889,959
National Bank of Canada, 1.5%, 6/26/15	270,000	271,061
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	271,000	270,956
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	298,552
Svenska Handelsbanken AB, FRN, 0.697%, 3/21/16	680,000	682,778
Svenska Handelsbanken AB, FRN, 0.722%, 9/23/16	250,000	251,042
Swedbank AB, 2.125%, 9/29/17 (n)	1,461,000	1,479,913

		$15,851,816
Pharmaceuticals - 2.2%
AbbVie, Inc., FRN, 1.015%, 11/06/15	$550,000	$551,923
Amgen, Inc., 2.3%, 6/15/16	450,000	457,315
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	900,000	904,829
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	612,177
Celgene Corp., 2.45%, 10/15/15	425,000	429,599
Mylan, Inc., 1.8%, 6/24/16	430,000	432,780
Mylan, Inc., 1.35%, 11/29/16	105,000	104,859
Sanofi, 1.25%, 4/10/18	800,000	799,206
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	260,000	259,586

		$4,552,274
Printing & Publishing - 0.4%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$516,726
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	409,387

		$926,113
Real Estate - Apartment - 0.3%
ERP Operating, REIT, 5.125%, 3/15/16	$510,000	$532,203

Real Estate - Healthcare - 0.2%
Health Care REIT, Inc., 2.25%, 3/15/18	$150,000	$151,218
Ventas Realty LP, REIT, 1.55%, 9/26/16	250,000	251,742

		$402,960
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$200,000	$200,838
Vornado Realty LP, REIT, 2.5%, 6/30/19	325,000	326,761

		$527,599
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$167,000	$167,076
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	350,000	351,725

		$518,801
Retailers - 0.6%
Dollar General Corp., 1.875%, 4/15/18	$90,000	$89,063
Target Corp., 2.3%, 6/26/19	520,000	532,045
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	400,000	410,120
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	233,490

		$1,264,718

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$105,602
Airgas, Inc., 2.95%, 6/15/16	400,000	408,618
Ecolab, Inc., 1%, 8/09/15	350,000	350,724

		$864,944
Supermarkets - 0.1%
Woolworths Ltd., 2.55%, 9/22/15 (n)	$125,000	$126,308

Supranational - 0.9%
Corporacion Andina de Fomento, 1.5%, 8/08/17	$720,000	$720,210
Corporacion Andina de Fomento, FRN, 0.803%, 1/29/18	50,000	50,243
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	1,000,612

		$1,771,065
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$203,180
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	500,000	494,485
SBA Tower Trust, 2.898%, 10/15/19 (n)	473,000	475,942

		$1,173,607
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$370,000	$403,080

Tobacco - 0.6%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$470,000	$470,893
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	206,000	206,979
Lorillard Tobacco Co., 3.5%, 8/04/16	190,000	195,661
Reynolds American, Inc., 1.05%, 10/30/15	420,000	420,358

		$1,293,891
Transportation - Services - 0.2%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$200,466
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	207,385

		$407,851
U.S. Government Agencies and Equivalents - 1.6%
Aid-Egypt, 4.45%, 9/15/15	$730,000	$745,935
Government of Ukraine, 1.844%, 5/16/19	200,000	202,622
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	430,000	436,865
National Credit Union Administration, 1.4%, 6/12/15	820,000	822,624
Private Export Funding Corp., 1.875%, 7/15/18	610,000	618,740
Small Business Administration, 2.25%, 7/01/21	471,093	481,932

		$3,308,718
U.S. Treasury Obligations - 5.5%
U.S. Treasury Notes, 3.25%, 7/31/16 (f)	$4,000,000	$4,159,688
U.S. Treasury Notes, 0.875%, 2/28/17 (f)	5,000,000	5,023,830
U.S. Treasury Notes, TIPS, 3%, 8/31/16 (f)	2,000,000	2,076,250

		$11,259,768
Utilities - Electric Power - 2.8%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$221,082
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	465,209
Dominion Resources, Inc., 2.5%, 12/01/19	650,000	660,053
Duke Energy Corp., 1.625%, 8/15/17	110,000	111,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Duke Energy Corp., FRN, 0.636%, 4/03/17	$660,000	$660,392
Duke Energy Indiana, Inc., FRN, 0.602%, 7/11/16	200,000	200,217
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	456,569
Eversource Energy, 1.6%, 1/15/18	600,000	599,952
NextEra Energy Capital Co., 1.2%, 6/01/15	70,000	70,092
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	280,000	280,968
PG&E Corp., 2.4%, 3/01/19	364,000	366,771
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	453,163
PSEG Power LLC, 2.75%, 9/15/16	190,000	194,808
Southern Co., 2.375%, 9/15/15	550,000	554,875
Southern Co., 2.45%, 9/01/18	50,000	51,341
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	407,524

		$5,754,464
Total Bonds		$195,274,734
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.1%
S&P 500 Index - April 2015 @ $2,100	51	$200,124
Issuer	Shares/Par
Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	11,406,594	$11,406,594
Total Investments		$206,881,452

Other Assets, Less Liabilities - (1.0)%		(2,060,342)
Net Assets - 100.0%		$204,821,110

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,142,933 representing 29.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BNZ International Funding Ltd. London, 1.9%, 2/26/18	2/17/15	$1,299,624	$1,304,026
Babson Ltd., CLO, “A1”, FRN, 0.482%, 1/18/21	6/24/14	342,181	342,695
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.672%, 2/07/27	2/04/15	880,000	880,000
Daimler Finance North America LLC, FRN, 0%, 3/02/17	2/23/15	860,000	860,000
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19	2/26/15	489,971	489,971
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17	1/22/15	699,998	699,693
Motor PLC, 2015-1A, “A1”, FRN, 0.804%, 6/25/22	2/20/15	913,000	913,097
Total Restricted Securities			$5,489,482
% of Net assets			2.7%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/28/15

Forward Foreign Currency Exchange Contracts at 2/28/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CHF	JPMorgan Chase Bank N.A.	11,190,982	5/29/15	$12,077,468	$11,780,770	$296,698
SELL	EUR	Goldman Sachs International	5,289,625	5/12/15	5,985,211	5,924,521	60,690
BUY	GBP	JPMorgan Chase Bank N.A.	540,188	5/29/15	830,970	833,458	2,488
BUY	JPY	JPMorgan Chase Bank N.A.	1,247,484,522	5/12/15	10,373,522	10,438,388	64,866
SELL	NOK	Goldman Sachs International	2,603,303	5/29/15	342,988	338,878	4,110
BUY	NZD	Goldman Sachs International	7,513,373	5/29/15	5,557,567	5,634,623	77,056

							$505,908

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	1,615,336	5/29/15	$1,235,252	$1,255,882	$(20,630)
SELL	CAD	JPMorgan Chase Bank N.A.	3,367,180	5/29/15	2,689,086	2,690,328	(1,242)
BUY	EUR	Goldman Sachs International	46,268	5/12/15	52,352	51,821	(531)
SELL	GBP	JPMorgan Chase Bank N.A.	3,302,106	5/29/15	5,079,629	5,094,837	(15,208)
BUY	NOK	Goldman Sachs International	69,301,925	5/29/15	9,130,604	9,021,184	(109,420)
SELL	NZD	Goldman Sachs International	3,158,212	5/29/15	2,336,098	2,368,488	(32,390)
SELL	SEK	Goldman Sachs International	33,322,468	5/29/15	3,946,009	4,000,895	(54,886)

							$(234,307)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	45	$4,872,567	March - 2015	$237,027
Bovespa Index (Long)	BRL	244	4,494,671	April - 2015	164,601
CAC 40 Index (Long)	EUR	66	3,657,044	March - 2015	170,817
DAX Index (Long)	EUR	6	1,910,974	March - 2015	155,211
FTSE JSE Top 40 Index (Long)	ZAR	18	726,773	March - 2015	52,949
FTSE MIB Index (Long)	EUR	34	4,250,689	March - 2015	524,531
Hang Seng China ENT Index (Long)	HKD	50	3,947,691	March - 2015	89,858
Hang Seng Index (Long)	HKD	48	7,672,400	March - 2015	33,731
IBEX Index (Long)	EUR	37	4,618,711	March - 2015	242,053
MSCI Taiwan Index (Long)	USD	9	322,290	March - 2015	5,888
NIFTY Index (Short)	USD	20	355,760	March - 2015	1,453
OMX Index (Long)	SEK	183	3,697,535	March - 2015	130,714

					$1,808,833

Liability Derivatives
Equity Futures
BIST 30 Index (Long)	TRY	1,581	$6,565,180	April - 2015	$(211,673)
FTSE 100 Index (Short)	GBP	17	1,816,185	March - 2015	(183,873)
KOSPI Index (Long)	KRW	19	2,182,087	March - 2015	(4,055)
Mex Bolsa Index (Short)	MXN	42	1,243,329	March - 2015	(86,781)
MSCI Singapore Index (Long)	SGD	65	3,643,835	March - 2015	(51,291)
Russell 2000 Index (Short)	USD	54	6,650,640	March - 2015	(335,431)
S&P 500 E-Mini Index (Short)	USD	117	12,301,380	March - 2015	(452,956)
S&P ASX 200 Index (Short)	AUD	77	8,895,809	March - 2015	(1,124,245)
S&P TSX 60 Index (Short)	CAD	78	11,095,080	March - 2015	(910,492)
Topix Index (Short)	JPY	18	2,295,423	March - 2015	(197,503)

					$(3,558,300)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	84	$8,639,790	March - 2015	$(294,861)
Canadian Treasury Bond 10 yr (Short)	CAD	78	8,962,419	June - 2015	(83,859)
Euro Bund (Short)	EUR	53	9,457,517	March - 2015	(377,328)
GB Government Bond 10 yr (Long)	GBP	5	915,271	June - 2015	(2,258)
Japanese Government Bond 10 yr (Short)	JPY	6	7,418,182	March - 2015	(50,734)
U.S. Treasury Note 10 yr (Long)	USD	202	25,814,969	June - 2015	(63,832)

					$(872,872)

					$(4,431,172)

At February 28, 2015, the fund had other liquid securities with an aggregate value of $6,884,870 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$200,124	$—	$—	$200,124
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	14,568,486	—	14,568,486
Non-U.S. Sovereign Debt	—	13,260,931	—	13,260,931
Municipal Bonds	—	789,270	—	789,270
U.S. Corporate Bonds	—	71,869,883	—	71,869,883
Residential Mortgage-Backed Securities	—	5,478,381	—	5,478,381
Commercial Mortgage-Backed Securities	—	1,505,113	—	1,505,113
Asset-Backed Securities (including CDOs)	—	27,287,691	—	27,287,691
Foreign Bonds	—	60,514,979	—	60,514,979
Mutual Funds	11,406,594	—	—	11,406,594
Total Investments	$11,606,718	$195,274,734	$—	$206,881,452

Other Financial Instruments
Futures Contracts	$(2,622,339)	$—	$—	$(2,622,339)
Forward Foreign Currency Exchange Contracts	—	271,601	—	271,601

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$206,880,856
Gross unrealized appreciation	1,005,503
Gross unrealized depreciation	(1,004,907)
Net unrealized appreciation (depreciation)	$596

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,003,281	48,378,677	(55,975,364)	11,406,594

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,499	$11,406,594

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2015, are as follows:

United States	66.4%
France	6.1%
Netherlands	5.2%
Sweden	4.7%
United Kingdom	4.5%
Hong Kong	3.7%
Turkey	3.2%
Australia	(4.9)%
Canada	(5.8)%
Other Countries	16.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

February 28, 2015

MFS® AGGRESSIVE GROWTH

ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	12,045,686	$83,837,973
MFS Emerging Markets Equity Fund - Class R5	1,164,320	34,044,722
MFS Global Real Estate Fund - Class R5	5,154,457	84,430,007
MFS Growth Fund - Class R5	3,040,243	227,866,188
MFS International Growth Fund - Class R5	5,100,855	140,885,623
MFS International New Discovery Fund - Class R5	2,396,743	70,056,788
MFS International Value Fund - Class R5	3,969,697	141,519,694
MFS Mid Cap Growth Fund - Class R5	11,678,411	175,876,865
MFS Mid Cap Value Fund - Class R5	8,292,215	173,473,137
MFS New Discovery Fund - Class R5	1,686,448	43,948,841
MFS New Discovery Value Fund - Class R5	3,330,967	43,369,188
MFS Research Fund - Class R5	3,971,544	156,280,239
MFS Research International Fund - Class R5	8,150,968	141,337,786
MFS Value Fund - Class R5	6,280,845	223,912,127
Total Underlying Affiliated Funds		$1,740,839,178

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	50	$50
Total Investments		$1,740,839,228

Other Assets, Less Liabilities - 0.0%		665,914
Net Assets - 100.0%		$1,741,505,142

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,565,908,883	$174,930,345	$—	$1,740,839,228

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $174,930,345 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,189,604,475
Gross unrealized appreciation	576,184,088
Gross unrealized depreciation	(24,949,335)
Net unrealized appreciation (depreciation)	$551,234,753

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,037,535	3,094,569	(86,418)	12,045,686
MFS Emerging Markets Equity Fund	1,038,397	170,124	(44,201)	1,164,320
MFS Global Real Estate Fund	5,330,153	365,869	(541,565)	5,154,457
MFS Growth Fund	3,147,445	138,571	(245,773)	3,040,243
MFS Institutional Money Market Portfolio	42	60,784,348	(60,784,340)	50
MFS International Growth Fund	4,633,090	535,136	(67,371)	5,100,855
MFS International New Discovery Fund	2,213,091	203,349	(19,697)	2,396,743
MFS International Value Fund	3,779,138	309,702	(119,143)	3,969,697
MFS Mid Cap Growth Fund	11,743,115	884,955	(949,659)	11,678,411
MFS Mid Cap Value Fund	8,049,208	683,453	(440,446)	8,292,215
MFS New Discovery Fund	1,554,839	212,119	(80,510)	1,686,448
MFS New Discovery Value Fund	3,219,428	259,545	(148,006)	3,330,967
MFS Research Fund	3,982,942	256,886	(268,284)	3,971,544
MFS Research International Fund	7,323,729	969,271	(142,032)	8,150,968
MFS Value Fund	6,388,600	374,204	(481,959)	6,280,845

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,174)	$—	$184,743	$83,837,973
MFS Emerging Markets Equity Fund	781,593	714,839	335,416	34,044,722
MFS Global Real Estate Fund	3,331,437	1,293,141	2,307,487	84,430,007
MFS Growth Fund	9,937,707	7,840,107	—	227,866,188
MFS Institutional Money Market Portfolio	—	—	505	50
MFS International Growth Fund	957,237	1,215,518	2,118,260	140,885,623

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$350,954	$—	$966,438	$70,056,788
MFS International Value Fund	2,435,089	1,516,087	3,065,871	141,519,694
MFS Mid Cap Growth Fund	9,340,677	10,853,588	—	175,876,865
MFS Mid Cap Value Fund	5,338,677	9,630,697	1,230,210	173,473,137
MFS New Discovery Fund	1,228,100	2,870,793	—	43,948,841
MFS New Discovery Value Fund	424,111	1,506,093	180,023	43,369,188
MFS Research Fund	6,598,243	7,160,201	1,441,523	156,280,239
MFS Research International Fund	920,340	—	3,387,912	141,337,786
MFS Value Fund	8,637,591	5,658,980	3,552,221	223,912,127

	$50,276,582	$50,260,044	$18,770,609	$1,740,839,228

4

QUARTERLY REPORT

February 28, 2015

MFS® CONSERVATIVE

ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,282,054	$59,302,593
MFS Commodity Strategy Fund - Class R5 (v)	4,301,245	29,936,666
MFS Emerging Markets Debt Fund - Class R5	6,172,696	90,800,356
MFS Emerging Markets Debt Local Currency Fund - Class R5	7,536,292	58,933,806
MFS Global Bond Fund - Class R5	16,821,795	147,527,138
MFS Global Real Estate Fund - Class R5	1,802,562	29,525,972
MFS Government Securities Fund - Class R5	29,019,359	295,997,458
MFS Growth Fund - Class R5	2,498,366	187,252,546
MFS High Income Fund - Class R5	42,726,040	151,677,443
MFS Inflation-Adjusted Bond Fund - Class R5	28,293,068	297,926,002
MFS International Growth Fund - Class R5	2,257,709	62,357,932
MFS International Value Fund - Class R5	1,757,267	62,646,571
MFS Limited Maturity Fund - Class R5	49,393,981	296,857,828
MFS Mid Cap Growth Fund - Class R5	8,319,561	125,292,582
MFS Mid Cap Value Fund - Class R5	5,894,617	123,315,390
MFS New Discovery Fund - Class R5	1,212,442	31,596,244
MFS New Discovery Value Fund - Class R5	2,372,744	30,893,130
MFS Research Bond Fund - Class R5	40,531,085	446,247,243
MFS Research Fund - Class R5	4,713,265	185,466,992
MFS Research International Fund - Class R5	7,229,686	125,362,754
MFS Value Fund - Class R5	5,160,203	183,961,216
Total Underlying Affiliated Funds		$3,022,877,862

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	39	$39
Total Investments		$3,022,877,901

Other Assets, Less Liabilities - 0.0%		1,044,531
Net Assets - 100.0%		$3,023,922,432

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,960,519,969	$62,357,932	$—	$3,022,877,901

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $62,357,932 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,554,079,235
Gross unrealized appreciation	503,221,632
Gross unrealized depreciation	(34,422,966)
Net unrealized appreciation (depreciation)	$468,798,666

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,891,954	622,341	(232,241)	6,282,054
MFS Commodity Strategy Fund	3,132,550	1,221,258	(52,563)	4,301,245
MFS Emerging Markets Debt Fund	5,692,729	630,961	(150,994)	6,172,696
MFS Emerging Markets Debt Local Currency Fund	—	7,799,855	(263,563)	7,536,292
MFS Global Bond Fund	14,847,701	2,506,508	(532,414)	16,821,795
MFS Global Real Estate Fund	1,859,625	177,103	(234,166)	1,802,562
MFS Government Securities Fund	28,336,932	2,428,693	(1,746,266)	29,019,359
MFS Growth Fund	2,533,222	194,223	(229,079)	2,498,366
MFS High Income Fund	39,290,711	4,855,466	(1,420,137)	42,726,040
MFS Inflation-Adjusted Bond Fund	26,860,575	2,792,955	(1,360,462)	28,293,068
MFS Institutional Money Market Portfolio	27	115,747,146	(115,747,134)	39
MFS International Growth Fund	2,007,260	339,181	(88,732)	2,257,709
MFS International Value Fund	1,642,390	218,102	(103,225)	1,757,267
MFS Limited Maturity Fund	47,221,188	4,206,087	(2,033,294)	49,393,981
MFS Mid Cap Growth Fund	8,168,208	933,047	(781,694)	8,319,561
MFS Mid Cap Value Fund	5,579,570	796,146	(481,099)	5,894,617
MFS New Discovery Fund	1,098,385	214,290	(100,233)	1,212,442
MFS New Discovery Value Fund	2,249,878	327,163	(204,297)	2,372,744
MFS Research Bond Fund	44,403,098	3,887,795	(7,759,808)	40,531,085
MFS Research Fund	4,611,921	502,432	(401,088)	4,713,265
MFS Research International Fund	6,334,738	1,145,559	(250,611)	7,229,686
MFS Value Fund	5,100,830	527,967	(468,594)	5,160,203

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(135,688)	$—	$364,293	$59,302,593
MFS Commodity Strategy Fund	(161,422)	—	69,237	29,936,666
MFS Emerging Markets Debt Fund	(249,476)	—	3,100,377	90,800,356
MFS Emerging Markets Debt Local Currency Fund	(44,701)	—	760,855	58,933,806
MFS Global Bond Fund	(983,647)	—	3,915,537	147,527,138
MFS Global Real Estate Fund	188,609	455,814	813,278	29,525,972
MFS Government Securities Fund	(638,872)	—	5,199,402	295,997,458
MFS Growth Fund	734,507	6,426,561	—	187,252,546
MFS High Income Fund	(236,216)	—	6,355,195	151,677,443
MFS Inflation-Adjusted Bond Fund	(1,429,259)	—	4,053,914	297,926,002
MFS Institutional Money Market Portfolio	—	—	484	39
MFS International Growth Fund	(150,517)	546,546	952,455	62,357,932
MFS International Value Fund	(18,263)	673,883	1,362,745	62,646,571
MFS Limited Maturity Fund	(724,206)	—	2,950,680	296,857,828
MFS Mid Cap Growth Fund	584,145	7,737,494	—	125,292,582
MFS Mid Cap Value Fund	246,426	6,853,016	875,394	123,315,390
MFS New Discovery Fund	(137,531)	2,063,441	—	31,596,244
MFS New Discovery Value Fund	(28,353)	1,077,258	128,765	30,893,130
MFS Research Bond Fund	(814,955)	1,717,526	11,120,304	446,247,243
MFS Research Fund	628,541	8,506,114	1,712,489	185,466,992
MFS Research International Fund	(346,696)	—	3,074,468	125,362,754
MFS Value Fund	661,705	4,610,723	2,869,192	183,961,216

	$(3,055,869)	$40,668,376	$49,679,064	$3,022,877,901

4

QUARTERLY REPORT

February 28, 2015

MFS® GROWTH

ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	5,512,109	$52,034,313
MFS Commodity Strategy Fund - Class R5 (v)	29,884,189	207,993,955
MFS Emerging Markets Debt Fund - Class R5	10,761,658	158,303,990
MFS Emerging Markets Debt Local Currency Fund - Class R5	13,214,457	103,337,057
MFS Emerging Markets Equity Fund - Class R5	1,795,701	52,506,303
MFS Global Bond Fund - Class R5	11,797,213	103,461,562
MFS Global Real Estate Fund - Class R5	9,527,685	156,063,478
MFS Growth Fund - Class R5	7,901,762	592,237,020
MFS High Income Fund - Class R5	74,633,982	264,950,637
MFS Inflation-Adjusted Bond Fund - Class R5	24,809,683	261,245,962
MFS International Growth Fund - Class R5	9,828,203	271,454,966
MFS International New Discovery Fund - Class R5	3,683,954	107,681,987
MFS International Value Fund - Class R5	7,651,809	272,787,003
MFS Mid Cap Growth Fund - Class R5	32,233,103	485,430,532
MFS Mid Cap Value Fund - Class R5	22,875,636	478,558,305
MFS New Discovery Fund - Class R5	4,158,642	108,374,206
MFS New Discovery Value Fund - Class R5	8,173,703	106,421,607
MFS Research Bond Fund - Class R5	14,237,633	156,756,333
MFS Research Fund - Class R5	10,834,968	426,355,991
MFS Research International Fund - Class R5	22,016,241	381,761,611
MFS Value Fund - Class R5	16,326,673	582,045,902
Total Underlying Affiliated Funds		$5,329,762,720

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	43	$43
Total Investments		$5,329,762,763

Other Assets, Less Liabilities - 0.0%		347,809
Net Assets - 100.0%		$5,330,110,572

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,005,801,494	$323,961,269	$—	$5,329,762,763

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $323,961,269 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,057,226,666
Gross unrealized appreciation	1,359,203,276
Gross unrealized depreciation	(86,667,179)
Net unrealized appreciation (depreciation)	$1,272,536,097

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,081,146	512,232	(81,269)	5,512,109
MFS Commodity Strategy Fund	21,690,807	8,232,353	(38,971)	29,884,189
MFS Emerging Markets Debt Fund	9,798,911	1,097,168	(134,421)	10,761,658
MFS Emerging Markets Debt Local Currency Fund	—	13,254,691	(40,234)	13,214,457
MFS Emerging Markets Equity Fund	1,558,066	295,429	(57,794)	1,795,701
MFS Global Bond Fund	20,533,072	2,377,272	(11,113,131)	11,797,213
MFS Global Real Estate Fund	9,580,305	727,183	(779,803)	9,527,685
MFS Growth Fund	7,939,275	375,974	(413,487)	7,901,762
MFS High Income Fund	67,779,604	7,913,875	(1,059,497)	74,633,982
MFS Inflation-Adjusted Bond Fund	23,175,591	2,256,684	(622,592)	24,809,683
MFS Institutional Money Market Portfolio	25	68,595,440	(68,595,422)	43
MFS International Growth Fund	8,635,116	1,309,141	(116,054)	9,828,203
MFS International New Discovery Fund	3,295,364	408,974	(20,384)	3,683,954
MFS International Value Fund	7,046,354	789,277	(183,822)	7,651,809
MFS Mid Cap Growth Fund	31,511,174	2,403,316	(1,681,387)	32,233,103
MFS Mid Cap Value Fund	21,561,574	1,974,286	(660,224)	22,875,636
MFS New Discovery Fund	3,732,827	563,451	(137,636)	4,158,642
MFS New Discovery Value Fund	7,711,439	712,633	(250,369)	8,173,703
MFS Research Bond Fund	13,524,682	1,187,283	(474,332)	14,237,633
MFS Research Fund	10,541,500	722,964	(429,496)	10,834,968
MFS Research International Fund	19,078,595	3,256,542	(318,896)	22,016,241
MFS Value Fund	16,084,809	1,039,966	(798,102)	16,326,673

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$2,328	$—	$312,810	$52,034,313
MFS Commodity Strategy Fund	3,673	—	473,639	207,993,955
MFS Emerging Markets Debt Fund	521,661	—	5,329,031	158,303,990
MFS Emerging Markets Debt Local Currency Fund	10,478	—	1,313,466	103,337,057
MFS Emerging Markets Equity Fund	993,042	1,142,458	536,063	52,506,303
MFS Global Bond Fund	(4,093,272)	—	4,718,835	103,461,562
MFS Global Real Estate Fund	4,929,607	2,337,364	4,170,394	156,063,478
MFS Growth Fund	17,564,543	20,162,091	—	592,237,020
MFS High Income Fund	1,243,294	—	10,933,892	264,950,637
MFS Inflation-Adjusted Bond Fund	764,269	—	3,487,768	261,245,962
MFS Institutional Money Market Portfolio	—	—	225	43
MFS International Growth Fund	1,650,757	2,338,239	4,074,805	271,454,966
MFS International New Discovery Fund	362,431	—	1,485,566	107,681,987
MFS International Value Fund	3,778,187	2,880,556	5,825,136	272,787,003
MFS Mid Cap Growth Fund	16,745,751	29,773,549	—	485,430,532
MFS Mid Cap Value Fund	9,150,271	26,408,458	3,373,378	478,558,305
MFS New Discovery Fund	2,284,391	7,054,409	—	108,374,206
MFS New Discovery Value Fund	831,174	3,684,206	440,373	106,421,607
MFS Research Bond Fund	1,083,065	587,181	3,507,588	156,756,333
MFS Research Fund	10,925,308	19,412,483	3,908,207	426,355,991
MFS Research International Fund	2,608,698	—	9,197,011	381,761,611
MFS Value Fund	16,160,777	14,449,376	9,029,965	582,045,902

	$87,520,433	$130,230,370	$72,118,152	$5,329,762,763

4

QUARTERLY REPORT

February 28, 2015

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,699,276	$63,241,168
MFS Commodity Strategy Fund - Class R5 (v)	27,315,820	190,118,106
MFS Emerging Markets Debt Fund - Class R5	13,163,507	193,635,192
MFS Emerging Markets Debt Local Currency Fund - Class R5	16,077,217	125,723,836
MFS Global Bond Fund - Class R5	35,872,361	314,600,609
MFS Global Real Estate Fund - Class R5	7,785,120	127,520,259
MFS Government Securities Fund - Class R5	62,082,824	633,244,801
MFS Growth Fund - Class R5	7,083,564	530,913,124
MFS High Income Fund - Class R5	91,406,404	324,492,734
MFS Inflation-Adjusted Bond Fund - Class R5	42,254,607	444,941,014
MFS International Growth Fund - Class R5	7,249,806	200,239,651
MFS International New Discovery Fund - Class R5	2,265,863	66,231,177
MFS International Value Fund - Class R5	5,649,126	201,391,332
MFS Mid Cap Growth Fund - Class R5	30,939,063	465,942,295
MFS Mid Cap Value Fund - Class R5	21,932,543	458,828,798
MFS New Discovery Fund - Class R5	3,844,865	100,197,173
MFS New Discovery Value Fund - Class R5	7,552,544	98,334,124
MFS Research Bond Fund - Class R5	46,249,687	509,209,057
MFS Research Fund - Class R5	13,349,182	525,290,311
MFS Research International Fund - Class R5	23,199,485	402,279,075
MFS Value Fund - Class R5	14,600,214	520,497,622
Total Underlying Affiliated Funds		$6,496,871,458

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	34	$34
Total Investments		$6,496,871,492

Other Assets, Less Liabilities - 0.0%		1,255,250
Net Assets - 100.0%		$6,498,126,742

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,296,631,841	$200,239,651	$—	$6,496,871,492

Of the level 2 investments presented above, mutual funds amounting to $200,239,651 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,342,029,504
Gross unrealized appreciation	1,256,856,625
Gross unrealized depreciation	(102,014,637)
Net unrealized appreciation (depreciation)	$1,154,841,988

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,293,507	483,703	(77,934)	6,699,276
MFS Commodity Strategy Fund	20,055,774	7,274,219	(14,173)	27,315,820
MFS Emerging Markets Debt Fund	12,119,366	1,170,791	(126,650)	13,163,507
MFS Emerging Markets Debt Local Currency Fund	—	16,137,667	(60,450)	16,077,217
MFS Global Bond Fund	31,718,591	4,461,158	(307,388)	35,872,361
MFS Global Real Estate Fund	7,892,133	542,258	(649,271)	7,785,120
MFS Government Securities Fund	60,553,655	3,776,472	(2,247,303)	62,082,824
MFS Growth Fund	7,172,506	326,686	(415,628)	7,083,564
MFS High Income Fund	83,916,617	8,830,987	(1,341,200)	91,406,404
MFS Inflation-Adjusted Bond Fund	28,713,110	14,244,917	(703,420)	42,254,607
MFS Institutional Money Market Portfolio	71	98,279,442	(98,279,479)	34
MFS International Growth Fund	6,409,373	925,907	(85,474)	7,249,806
MFS International New Discovery Fund	2,041,036	244,454	(19,627)	2,265,863
MFS International Value Fund	5,233,428	559,704	(144,006)	5,649,126
MFS Mid Cap Growth Fund	30,476,620	2,338,628	(1,876,185)	30,939,063
MFS Mid Cap Value Fund	20,802,957	2,055,398	(925,812)	21,932,543
MFS New Discovery Fund	3,501,406	545,809	(202,350)	3,844,865
MFS New Discovery Value Fund	7,188,525	725,674	(361,655)	7,552,544
MFS Research Bond Fund	66,990,128	4,150,256	(24,890,697)	46,249,687
MFS Research Fund	13,086,616	937,457	(674,891)	13,349,182
MFS Research International Fund	20,245,898	3,264,718	(311,131)	23,199,485
MFS Value Fund	14,501,792	936,265	(837,843)	14,600,214

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$2,452	$—	$386,429	$63,241,168
MFS Commodity Strategy Fund	3,634	—	439,730	190,118,106
MFS Emerging Markets Debt Fund	478,289	—	6,589,392	193,635,192
MFS Emerging Markets Local Currency Fund	14,460	—	1,614,514	125,723,836
MFS Global Bond Fund	3,016,386	—	8,318,367	314,600,609
MFS Global Real Estate Fund	4,103,311	1,930,014	3,443,589	127,520,259
MFS Government Securities Fund	1,968,603	—	11,083,785	633,244,801
MFS Growth Fund	17,820,499	18,148,640	—	530,913,124
MFS High Income Fund	1,662,555	—	13,524,902	324,492,734
MFS Inflation-Adjusted Bond Fund	928,628	—	4,526,446	444,941,014
MFS Institutional Money Market Portfolio	—	—	447	34
MFS International Growth Fund	1,213,463	1,734,799	3,023,201	200,239,651
MFS International New Discovery Fund	362,909	—	919,559	66,231,177
MFS International Value Fund	2,953,261	2,138,852	4,325,244	201,391,332
MFS Mid Cap Growth Fund	19,360,920	28,657,165	—	465,942,295
MFS Mid Cap Value Fund	13,686,097	25,403,957	3,245,064	458,828,798
MFS New Discovery Fund	3,430,931	6,549,976	—	100,197,173
MFS New Discovery Value Fund	1,731,715	3,419,824	408,772	98,334,124
MFS Research Bond Fund	31,606,075	1,938,467	15,598,576	509,209,057
MFS Research Fund	17,462,936	24,021,495	4,836,114	525,290,311
MFS Research International Fund	2,725,400	—	9,759,279	402,279,075
MFS Value Fund	17,485,520	13,009,609	8,130,913	520,497,622

	$142,018,044	$126,952,798	$100,174,323	$6,496,871,492

4

QUARTERLY REPORT

February 28, 2015

MFS® EMERGING MARKETS

EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Airlines - 0.6%
Copa Holdings S.A., “A”	39,819	$4,534,588

Alcoholic Beverages - 3.1%
AmBev S.A., ADR	1,439,632	$9,285,626
SABMiller PLC	255,685	14,506,676

		$23,792,302
Apparel Manufacturers - 3.4%
Global Brands Group Holding Ltd. (a)	30,832,000	$5,287,212
Li & Fung Ltd.	5,240,000	5,357,694
Samsonite International S.A.	1,680,000	5,296,165
Stella International Holdings	3,991,500	10,344,407

		$26,285,478
Automotive - 3.4%
Guangzhou Automobile Group Co. Ltd., “H”	14,950,000	$14,341,267
Kia Motors Corp.	303,178	12,568,538

		$26,909,805
Brokerage & Asset Managers - 1.2%
BM&F Bovespa S.A.	1,061,490	$3,754,244
Bolsa Mexicana de Valores S.A. de C.V.	1,613,739	2,915,595
Turkiye Sinai Kalkinma Bankasi A.S.	3,546,389	2,799,000

		$9,468,839
Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	288,125	$18,003,491

Cable TV - 4.7%
Astro Malaysia Holdings Berhad	6,266,900	$5,686,116
Naspers Ltd.	212,354	31,166,428

		$36,852,544
Computer Software - Systems - 0.0%
Hon Hai Precision Industry Co. Ltd.	126,987	$352,191

Conglomerates - 0.9%
First Pacific Co. Ltd.	7,119,250	$7,242,436

Construction - 2.5%
Cemex S.A.B. de C.V., ADR (a)	430,445	$4,369,017
Techtronic Industries Co. Ltd.	4,487,500	15,535,390

		$19,904,407
Consumer Products - 3.3%
Dabur India Ltd.	2,395,043	$10,214,923
LG Household & Health Care Ltd.	25,271	15,426,696

		$25,641,619
Consumer Services - 0.9%
Estacio Participacoes S.A.	618,694	$4,206,356
Localiza Rent a Car S.A.	208,138	2,566,211

		$6,772,567

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 12.8%
MediaTek, Inc.	1,528,000	$23,013,660
Samsung Electronics Co. Ltd.	22,458	27,766,850
Seoul Semiconductor Co. Ltd. (a)	128,170	2,125,365
Siliconware Precision Industries Co. Ltd.	1,294,000	2,291,239
Taiwan Semiconductor Manufacturing Co. Ltd.	9,413,695	44,993,454

		$100,190,568
Energy - Independent - 3.2%
China Shenhua Energy Co. Ltd.	3,958,000	$10,359,654
Gran Tierra Energy, Inc. (a)	1,733,775	4,382,633
INPEX Corp.	601,400	7,131,335
Reliance Industries Ltd.	250,679	3,509,019

		$25,382,641
Energy - Integrated - 1.0%
NovaTek OAO, GDR	89,483	$7,503,150

Engineering - Construction - 0.5%
Mills Estruturas e Servicos de Engenharia S.A.	524,042	$1,255,301
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	194,088	2,327,496

		$3,582,797
Food & Beverages - 2.9%
AVI Ltd.	887,306	$6,374,244
BRF S.A.	125,510	2,848,651
Grupo Lala S.A.B. de C.V.	1,179,886	2,357,006
M. Dias Branco S.A. Industria e Comercio de Alimentos	118,920	3,477,009
Want Want China Holdings Ltd.	6,780,000	7,474,277

		$22,531,187
Food & Drug Stores - 2.9%
Clicks Group Ltd.	8,794	$67,501
Dairy Farm International Holdings Ltd.	458,100	3,994,632
E-Mart Co. Ltd.	37,408	7,310,843
Magnit OJSC (a)	41,656	7,640,853
Wumart Stores, Inc., “H”	4,938,000	3,590,902

		$22,604,731
Forest & Paper Products - 0.6%
Fibria Celulose S.A. (a)	349,207	$4,534,309

Gaming & Lodging - 1.2%
Minor International PLC	5,062,400	$5,323,897
Sands China Ltd.	872,800	3,983,744

		$9,307,641
General Merchandise - 1.6%
S.A.C.I. Falabella	480,630	$3,466,982
Woolworths Ltd.	1,220,672	9,407,330

		$12,874,312
Health Maintenance Organizations - 1.0%
OdontoPrev S.A.	914,771	$3,367,453
Qualicorp S.A. (a)	507,861	4,651,479

		$8,018,932

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 4.6%
Brasil Insurance Participacoes e Administracao S.A.	1,022,300	$1,116,382
Cathay Financial Holding Co. Ltd.	8,107,550	12,313,953
China Pacific Insurance Co. Ltd.	2,863,000	14,950,295
Samsung Fire & Marine Insurance Co. Ltd.	31,956	7,424,518

		$35,805,148
Internet - 1.6%
51job, Inc., ADR (a)	168,056	$5,965,988
NAVER Corp.	10,488	6,316,403

		$12,282,391
Machinery & Tools - 1.1%
Glory Ltd.	194,400	$5,232,752
Haitian International Holdings Ltd.	465,000	1,006,047
TK Corp. (a)	233,232	2,454,403

		$8,693,202
Major Banks - 2.0%
BOC Hong Kong Holdings Ltd.	2,682,500	$9,459,550
Standard Chartered PLC	432,031	6,461,693

		$15,921,243
Medical Equipment - 0.5%
Top Glove Corp.	2,639,900	$3,706,408

Metals & Mining - 1.7%
Gerdau S.A., ADR	612,496	$2,186,611
Grupo Mexico S.A.B. de C.V., “B”	1,531,685	4,639,946
Iluka Resources Ltd.	526,178	3,231,683
Vale S.A., ADR	444,298	3,296,691

		$13,354,931
Natural Gas - Distribution - 0.6%
China Resources Gas Group Ltd.	1,806,000	$4,466,216

Oil Services - 0.5%
Lamprell PLC (a)	2,387,296	$3,998,907

Other Banks & Diversified Financials - 19.1%
Banco De Oro Unibank, Inc.	3,153,680	$7,939,634
Bancolombia S.A., ADR	59,483	2,444,751
Bangkok Bank Public Co. Ltd.	1,291,100	7,348,048
China Construction Bank	28,814,490	23,963,158
Credicorp Ltd.	54,219	7,873,683
E.Sun Financial Holding Co. Ltd.	19,642,010	12,245,868
Gentera S.A.B. de C.V. (a)	1,255,325	2,410,157
Grupo Financiero Banorte S.A. de C.V.	1,005,972	5,471,436
Housing Development Finance Corp. Ltd.	1,017,189	21,973,949
Itau Unibanco Holding S.A., ADR	310,704	3,970,797
Kasikornbank Co. Ltd.	624,600	4,173,016
Kasikornbank PLC, NVDR	1,899,900	12,752,190
Komercni Banka A.S. (a)	32,014	6,900,932
Kotak Mahindra Bank Ltd.	503,120	11,372,604
PT Bank Mandiri Tbk	3,855,500	3,579,575
Sberbank of Russia (a)	4,886,242	6,018,213

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Turkiye Garanti Bankasi A.S.	2,331,884	$8,347,080

		$148,785,091
Pharmaceuticals - 0.3%
Genomma Lab Internacional S.A., “B” (a)	2,264,361	$2,475,590

Railroad & Shipping - 0.9%
Diana Shipping, Inc. (a)	675,084	$4,678,332
Pacific Basin Shipping Ltd.	6,856,138	2,528,244

		$7,206,576
Real Estate - 2.6%
Concentradora Fibra Danhos S.A. de C.V., REIT	1,233,006	$3,010,757
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	2,415,893	3,622,019
Emaar Malls Group PJSC (a)	1,098,869	861,659
Hang Lung Properties Ltd.	2,488,000	7,057,428
Iguatemi Empresa de Shopping Centers S.A.	238,708	2,291,429
Prologis Property Mexico S.A. de C.V., REIT	1,819,157	3,498,777

		$20,342,069
Restaurants - 0.4%
Ajisen China Holdings Ltd.	4,668,000	$2,846,855

Specialty Chemicals - 1.2%
LG Chemical Ltd.	31,086	$6,514,309
PTT Global Chemical PLC	1,629,700	2,822,864

		$9,337,173
Telecommunications - Wireless - 3.1%
America Movil S.A.B. de C.V., “L”, ADR	233,514	$4,992,529
China Mobile Ltd.	844,500	11,476,611
MTN Group Ltd.	418,754	7,417,077

		$23,886,217
Telephone Services - 1.2%
Hellenic Telecommunications Organization S.A. (a)	368,292	$3,668,021
PT XL Axiata Tbk	5,837,500	2,165,633
Telekomunikacja Polska S.A.	1,345,836	3,583,474

		$9,417,128
Tobacco - 0.8%
ITC Ltd.	581,454	$3,399,537
PT Gudang Garam Tbk	685,000	2,831,422

		$6,230,959
Trucking - 0.5%
Imperial Holdings	222,832	$3,753,563

Utilities - Electric Power - 1.2%
Alupar Investimento S.A., IEU	380,096	$2,450,289
CESC Ltd.	694,170	6,671,580

		$9,121,869
Total Common Stocks		$763,922,071

4

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price		First Exercise	Shares/Par	Value ($)
Warrants - 0.3%
Merrill Lynch International & Co. (First Gulf Bank - Zero Strike Warrant (1 share for 1 warrant)) (a)			8/14/15	416,625	$2,004,964
Minor International PLC (1 share for 1 warrant) (a)	THB	40	2/25/15	470,075	71,827
Total Warrants					$2,076,791

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)				10,668,325	$10,668,325
Total Investments					$776,667,187

Other Assets, Less Liabilities - 0.4%					3,270,696
Net Assets - 100.0%					$779,937,883

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$100,441,271	$—	$—	$100,441,271
Taiwan	23,365,852	71,844,514	—	95,210,366
South Korea	87,907,925	—	—	87,907,925
Hong Kong	76,086,901	—	—	76,086,901
South Africa	58,186,144	—	—	58,186,144
India	57,141,612	—	—	57,141,612
Brazil	55,258,838	—	—	55,258,838
Mexico	42,090,324	—	—	42,090,324
Thailand	24,345,081	8,146,762	—	32,491,843
Other Countries	145,519,607	15,664,031	—	161,183,638
Mutual Funds	10,668,325	—	—	10,668,325
Total Investments	$681,011,880	$95,655,307	$—	$776,667,187

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $12,245,868 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $139,090,876 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$776,387,024
Gross unrealized appreciation	110,334,941
Gross unrealized depreciation	(110,054,778)
Net unrealized appreciation (depreciation)	$280,163

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,797,810	130,506,041	(130,635,526)	10,668,325

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,683	$10,668,325

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2015, are as follows:

China	12.9%
Taiwan	12.2%
South Korea	11.3%
Hong Kong	9.8%
South Africa	7.5%
India	7.3%
Brazil	7.1%
Mexico	5.4%
Thailand	4.2%
Other Countries	22.3%

7

QUARTERLY REPORT

February 28, 2015

MFS® INTERNATIONAL

DIVERSIFICATION FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Emerging Markets Equity Fund - Class R5	14,867,120	$434,714,581
MFS International Growth Fund - Class R5	39,893,970	1,101,871,441
MFS International New Discovery Fund - Class R5	15,053,363	440,009,817
MFS International Value Fund - Class R5	30,972,000	1,104,151,808
MFS Research International Fund - Class R5	76,325,867	1,323,490,529
Total Underlying Affiliated Funds		$4,404,238,176

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,805,674	$1,805,674
Total Investments		$4,406,043,850

Other Assets, Less Liabilities - 0.1%		4,056,463
Net Assets - 100.0%		$4,410,100,313

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,869,457,828	$1,536,586,022	$—	$4,406,043,850

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $1,536,586,022 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,914,187,068
Gross unrealized appreciation	518,350,670
Gross unrealized depreciation	(26,493,888)
Net unrealized appreciation (depreciation)	$491,856,782

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	13,668,651	2,240,498	(1,042,029)	14,867,120
MFS Institutional Money Market Portfolio	119,650	173,025,084	(171,339,060)	1,805,674
MFS International Growth Fund	37,936,146	2,967,543	(1,009,719)	39,893,970
MFS International New Discovery Fund	14,551,788	1,043,671	(542,096)	15,053,363
MFS International Value Fund	30,993,506	2,022,776	(2,044,282)	30,972,000
MFS Research International Fund	72,025,999	5,719,312	(1,419,444)	76,325,867

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$5,659,417	$9,304,536	$4,365,869	$434,714,581
MFS Institutional Money Market Portfolio	—	—	1,109	1,805,674
MFS International Growth Fund	9,869,879	9,665,920	16,844,617	1,101,871,441
MFS International New Discovery Fund	8,028,079	—	6,178,816	440,009,817
MFS International Value Fund	28,252,973	12,051,622	24,371,112	1,104,151,808
MFS Research International Fund	7,234,297	—	32,525,347	1,323,490,529

	$59,044,645	$31,022,078	$84,286,870	$4,406,043,850

3

QUARTERLY REPORT

February 28, 2015

MFS® INTERNATIONAL

GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.2%
Aerospace - 1.3%
Rolls-Royce Holdings PLC	3,535,375	$51,797,287

Airlines - 1.2%
Copa Holdings S.A., “A”	438,458	$49,931,597

Alcoholic Beverages - 5.8%
AmBev S.A., ADR	3,853,462	$24,854,830
Carlsberg A.S., “B”	627,491	53,683,585
Diageo PLC	2,179,136	65,115,267
Pernod Ricard S.A.	757,920	89,861,544

		$233,515,226
Apparel Manufacturers - 5.3%
Burberry Group PLC	2,092,472	$60,474,295
Kering S.A.	107,166	21,826,191
Li & Fung Ltd.	15,452,400	15,799,470
LVMH Moet Hennessy Louis Vuitton S.A.	635,957	116,642,349

		$214,742,305
Automotive - 0.7%
Guangzhou Automobile Group Co. Ltd., “H”	24,128,000	$23,145,558
Honda Motor Co. Ltd.	141,400	4,668,416

		$27,813,974
Broadcasting - 2.0%
WPP PLC	3,369,694	$79,855,377

Brokerage & Asset Managers - 0.2%
BM&F Bovespa S.A.	2,740,252	$9,691,635

Business Services - 10.0%
Accenture PLC, “A”	1,061,344	$95,552,800
Amadeus IT Holding S.A.	860,268	35,474,870
Brenntag AG	1,037,648	60,671,663
Capita Group PLC	2,570,134	47,138,692
Compass Group PLC	5,669,264	100,828,772
Experian Group Ltd.	1,411,313	26,102,703
Intertek Group PLC	995,269	38,874,634

		$404,644,134
Computer Software - 2.6%
Dassault Systems S.A.	414,963	$29,036,706
OBIC Co. Ltd.	1,202,800	44,693,384
SAP AG	421,597	29,647,170

		$103,377,260
Computer Software - Systems - 1.6%
NICE Systems Ltd., ADR	1,082,207	$63,168,423

Consumer Products - 4.2%
L’Oreal S.A.	348,252	$63,230,683
Reckitt Benckiser Group PLC	806,481	72,962,058

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - continued
Uni-Charm Corp.	1,205,300	$33,345,374

		$169,538,115
Containers - 0.1%
Brambles Ltd.	395,383	$3,429,371

Electrical Equipment - 4.7%
Legrand S.A.	384,851	$21,274,978
Mettler-Toledo International, Inc. (a)	197,443	62,030,667
Prysmian S.p.A.	1,725,134	34,517,545
Schneider Electric S.A.	878,583	70,769,184

		$188,592,374
Electronics - 4.6%
MediaTek, Inc.	2,164,000	$32,592,644
Samsung Electronics Co. Ltd.	38,646	47,781,533
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,267,174	104,673,778

		$185,047,955
Energy - Independent - 0.9%
INPEX Corp.	3,201,800	$37,966,590

Energy - Integrated - 1.8%
BG Group PLC	3,186,633	$47,130,590
Suncor Energy, Inc.	858,071	25,760,664

		$72,891,254
Food & Beverages - 7.9%
Chr. Hansen Holding A.S.	666,781	$29,877,356
Danone S.A.	1,542,669	107,601,773
M. Dias Branco S.A. Industria e Comercio de Alimentos	428,550	12,530,040
Nestle S.A.	1,820,538	142,075,866
Want Want China Holdings Ltd.	24,856,000	27,401,274

		$319,486,309
Food & Drug Stores - 1.3%
Dairy Farm International Holdings Ltd.	1,319,300	$11,504,296
Loblaw Cos. Ltd.	194,546	9,927,277
Sundrug Co. Ltd.	614,900	30,224,552

		$51,656,125
Gaming & Lodging - 0.6%
Paddy Power PLC	320,740	$24,245,326

General Merchandise - 0.5%
Dollarama, Inc.	151,455	$7,574,567
Lojas Renner S.A.	385,715	11,425,724

		$19,000,291
Insurance - 2.2%
AIA Group Ltd.	14,969,600	$88,109,833

Internet - 0.4%
NAVER Corp.	26,916	$16,210,174

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 2.2%
Atlas Copco AB, “A”	657,163	$21,196,009
Schindler Holding AG	170,916	28,200,647
Weir Group PLC	1,484,196	39,045,066

		$88,441,722
Major Banks - 1.7%
HSBC Holdings PLC	3,798,552	$33,855,166
Standard Chartered PLC	2,237,146	34,227,352

		$68,082,518
Medical & Health Technology & Services - 1.2%
Fresenius Medical Care AG & Co. KGaA	570,909	$46,746,542

Medical Equipment - 1.9%
Essilor International S.A.	265,961	$31,086,795
Sonova Holding AG	168,510	23,349,422
Terumo Corp.	841,200	23,205,517

		$77,641,734
Metals & Mining - 0.3%
Rio Tinto Ltd.	248,535	$12,508,763

Network & Telecom - 1.2%
Ericsson, Inc., “B”	3,829,718	$49,657,253

Other Banks & Diversified Financials - 8.7%
Aeon Credit Service Co. Ltd.	1,311,600	$30,096,903
Credicorp Ltd.	188,247	27,337,229
Grupo Financiero Banorte S.A. de C.V.	2,570,182	13,979,104
HDFC Bank Ltd.	3,753,329	65,052,440
Itau Unibanco Holding S.A., ADR	1,332,592	17,030,526
Julius Baer Group Ltd.	684,464	31,597,273
Kasikornbank PLC, NVDR	3,803,700	25,530,557
KBC Group N.V.	703,599	42,690,798
Sberbank of Russia (a)	9,792,260	12,060,784
UBS AG	4,826,627	84,802,016

		$350,177,630
Pharmaceuticals - 8.3%
Bayer AG	764,540	$112,976,513
Novo Nordisk A.S., “B”	1,212,741	58,141,878
Roche Holding AG	461,954	125,403,782
Shire PLC	461,550	37,587,768

		$334,109,941
Railroad & Shipping - 2.6%
Canadian National Railway Co.	1,492,204	$103,170,985

Restaurants - 1.5%
Whitbread PLC	765,977	$62,143,222

Specialty Chemicals - 7.4%
Akzo Nobel N.V.	358,986	$26,674,430
Croda International PLC	753,447	31,743,993
L’Air Liquide S.A.	324,307	42,860,356

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
LG Chemical Ltd.	40,407	$8,467,596
Linde AG	374,160	76,120,352
Nippon Paint Co. Ltd.	872,000	30,251,202
Nitto Denko Corp.	413,300	26,188,623
Symrise AG	910,166	57,892,756

		$300,199,308
Telecommunications - Wireless - 0.8%
SoftBank Corp.	505,300	$31,118,454

Tobacco - 1.5%
ITC Ltd.	4,894,489	$28,616,190
Japan Tobacco, Inc.	1,072,000	33,802,165

		$62,418,355
Total Common Stocks		$4,001,127,362

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	7,334,804	$7,334,804
Total Investments		$4,008,462,166

Other Assets, Less Liabilities - 0.6%		25,118,771
Net Assets - 100.0%		$4,033,580,937

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$828,882,243	$—	$—	$828,882,243
France	594,190,560	—	—	594,190,560
Switzerland	435,429,006	—	—	435,429,006
Germany	384,054,996	—	—	384,054,996
Japan	325,561,179	—	—	325,561,179
United States	157,583,468	—	—	157,583,468
Canada	146,433,492	—	—	146,433,492
Denmark	141,702,819	—	—	141,702,819
Taiwan	137,266,423	—	—	137,266,423
Other Countries	837,962,392	12,060,784	—	850,023,176
Mutual Funds	7,334,804	—	—	7,334,804
Total Investments	$3,996,401,382	$12,060,784	$—	$4,008,462,166

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $421,091,686 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,287,558,418
Gross unrealized appreciation	820,309,827
Gross unrealized depreciation	(99,406,079)
Net unrealized appreciation (depreciation)	$720,903,748

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,433,816	543,562,479	(591,661,491)	7,334,804

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,400	$7,334,804

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2015, are as follows:

United Kingdom	20.5%
France	14.7%
Switzerland	10.8%
Germany	9.5%
Japan	8.1%
United States	4.7%
Canada	3.6%
Denmark	3.5%
Taiwan	3.4%
Other Countries	21.2%

6

QUARTERLY REPORT

February 28, 2015

MFS® INTERNATIONAL

VALUE FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 91.7%
Aerospace - 1.4%
Cobham PLC (h)	61,084,063	$321,861,864

Alcoholic Beverages - 3.3%
Heineken N.V.	4,828,598	$377,376,481
Pernod Ricard S.A.	3,261,335	386,674,847

		$764,051,328
Automotive - 0.9%
USS Co. Ltd.	11,291,400	$199,540,394

Broadcasting - 0.8%
Fuji Media Holdings, Inc.	7,311,400	$103,413,908
Nippon Television Holdings, Inc.	4,739,200	78,402,314

		$181,816,222
Brokerage & Asset Managers - 1.7%
Computershare Ltd.	14,556,840	$143,093,944
Daiwa Securities Group, Inc.	13,461,000	108,576,960
IG Group Holdings PLC	11,834,655	133,560,580

		$385,231,484
Business Services - 9.4%
Accenture PLC, “A”	1,654,102	$148,918,803
Amadeus IT Holding S.A.	7,458,532	307,567,469
Brenntag AG	3,332,106	194,829,472
Bunzl PLC	15,132,997	442,964,167
Compass Group PLC	35,435,460	630,225,355
Nomura Research, Inc.	10,093,600	353,117,793
SGS S.A.	40,175	81,289,741

		$2,158,912,800
Chemicals - 1.3%
Givaudan S.A.	161,074	$309,358,047

Computer Software - 1.2%
Dassault Systems S.A.	2,038,148	$142,617,788
OBIC Co. Ltd.	3,909,500	145,268,359

		$287,886,147
Construction - 0.7%
Geberit AG	481,979	$171,689,378

Consumer Products - 9.2%
Colgate-Palmolive Co.	6,389,225	$452,484,915
Kao Corp.	14,468,300	647,067,126
Kobayashi Pharmaceutical Co. Ltd. (h)	2,458,100	168,496,719
KOSE Corp.	2,817,600	143,676,991
Reckitt Benckiser Group PLC	7,862,313	711,300,743

		$2,123,026,494
Containers - 2.4%
Brambles Ltd.	62,472,036	$541,853,825

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.4%
Legrand S.A.	3,784,458	$209,208,916
Spectris PLC	3,350,558	112,611,019

		$321,819,935
Electronics - 6.7%
Altera Corp.	1,910,065	$70,691,506
Analog Devices, Inc.	5,397,262	315,955,717
ASM International N.V.	1,556,151	70,509,732
Halma PLC	16,649,398	183,142,324
Hirose Electric Co. Ltd.	1,599,020	209,994,601
Infineon Technologies AG	12,718,070	147,231,676
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,331,408	351,549,438
Texas Instruments, Inc.	2,232,824	131,290,051
Xilinx, Inc.	1,640,752	69,518,662

		$1,549,883,707
Energy - Independent - 0.8%
Cairn Energy PLC (a)	19,605,056	$61,593,916
INPEX Corp.	10,161,900	120,498,685

		$182,092,601
Energy - Integrated - 0.7%
Royal Dutch Shell PLC, “A”	5,018,401	$164,095,486

Food & Beverages - 8.0%
Danone S.A.	11,431,723	$797,367,205
ITO EN Ltd.	2,105,200	43,749,444
Nestle S.A.	11,360,742	886,599,051
Toyo Suisan Kaisha Ltd.	3,524,000	125,788,757

		$1,853,504,457
Insurance - 5.1%
Amlin PLC	9,021,527	$73,748,185
Catlin Group Ltd.	662,621	7,002,352
Euler Hermes Group	641,473	70,858,031
Fairfax Financial Holdings Ltd.	695,776	365,114,036
Hiscox Ltd.	9,327,730	113,908,929
Jardine Lloyd Thompson Group PLC	6,375,689	94,346,232
Sony Financial Holdings, Inc.	9,279,400	140,558,184
Zurich Insurance Group AG	951,155	304,098,226

		$1,169,634,175
Leisure & Toys - 0.6%
Sankyo Co. Ltd.	1,702,400	$64,182,437
Yamaha Corp.	4,147,300	70,239,747

		$134,422,184
Machinery & Tools - 1.2%
Glory Ltd.	2,942,800	$79,212,673
Neopost S.A. (h)	2,396,732	129,275,451
Schindler Holding AG	454,425	74,978,814

		$283,466,938
Major Banks - 2.3%
Bank of Ireland (a)	231,988,084	$88,266,142
HSBC Holdings PLC	27,324,691	243,535,420

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	4,804,500	$191,155,843

		$522,957,405
Medical Equipment - 1.1%
Nihon Kohden Corp. (h)	2,326,600	$119,612,038
Terumo Corp.	4,567,000	125,986,207

		$245,598,245
Network & Telecom - 2.2%
Ericsson, Inc., “B”	38,308,398	$496,717,983

Other Banks & Diversified Financials - 4.9%
Chiba Bank Ltd.	10,155,000	$76,486,144
DnB NOR A.S.A.	18,555,695	302,078,741
Hachijuni Bank Ltd.	9,961,000	74,525,350
ING Groep N.V. (a)	19,723,364	294,763,994
Joyo Bank Ltd.	14,336,000	76,938,031
Julius Baer Group Ltd.	1,670,684	77,124,669
Jyske Bank A.S. (a)	995,435	43,096,108
North Pacific Bank Ltd.	14,931,100	58,413,833
Sydbank A.S.	1,806,351	56,343,502
UniCredit S.p.A.	10,452,733	69,539,452

		$1,129,309,824
Pharmaceuticals - 8.2%
Bayer AG	3,230,199	$477,328,355
GlaxoSmithKline PLC	21,015,875	500,145,451
Novartis AG	3,949,864	403,749,144
Roche Holding AG	1,109,682	301,238,477
Santen Pharmaceutical Co. Ltd.	3,141,000	210,318,997

		$1,892,780,424
Printing & Publishing - 0.2%
United Business Media Ltd.	5,146,063	$43,100,287

Real Estate - 4.1%
Deutsche Annington Immobilien SE	5,571,555	$214,946,435
Deutsche Wohnen AG	11,497,771	316,968,257
Gagfah S.A. (a)	6,886,552	162,126,079
LEG Immobilien AG	1,882,946	154,851,588
TAG Immobilien AG (h)	7,181,730	96,601,327

		$945,493,686
Specialty Chemicals - 2.0%
Sigma-Aldrich Corp.	1,373,313	$189,599,593
Symrise AG	4,087,123	259,968,858

		$449,568,451
Specialty Stores - 0.4%
Esprit Holdings Ltd. (h)	99,156,121	$102,533,857

Telecommunications - Wireless - 3.7%
KDDI Corp.	9,320,794	$645,930,050
Vodafone Group PLC	59,293,352	205,415,955

		$851,346,005

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Telephone Services - 0.7%
TDC A.S.		19,686,441	$155,728,475

Tobacco - 3.3%
British American Tobacco PLC		6,522,245	$380,823,684
Japan Tobacco, Inc.		12,253,300	386,369,468

			$767,193,152
Trucking - 1.8%
Yamato Holdings Co. Ltd.		17,701,100	$414,320,418
Total Common Stocks			$21,120,795,678

Preferred Stocks - 2.3%
Consumer Products - 2.3%
Henkel KGaA		4,368,427	$517,446,549
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.1%
JPY Currency - April 2015 @ $112.25	JPY	15,505,186,100	$8,558,863
JPY Currency - April 2015 @ $112.25		15,505,186,000	8,558,863
JPY Currency - July 2015 @ $116.50		36,757,020,312	11,100,620
Total Put Options Purchased			$28,218,346

Call Options Purchased - 0.0%
EUR Currency - September 2015 @ JPY 152.25	EUR	322,417,020	$618,718
Issuer	Shares/Par
Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		1,249,691,486	$1,249,691,486
Total Investments			$22,916,770,777

Other Assets, Less Liabilities - 0.5%			107,502,549
Net Assets - 100.0%			$23,024,273,326

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

5

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$5,181,841,472	$—	$—	$5,181,841,472
United Kingdom	4,423,381,948	—	—	4,423,381,948
Switzerland	2,610,125,547	—	—	2,610,125,547
Germany	2,380,172,516	162,126,079	—	2,542,298,595
France	1,736,002,238	—	—	1,736,002,238
United States	1,378,459,247	—	—	1,378,459,247
Netherlands	742,650,207	—	—	742,650,207
Australia	684,947,769	—	—	684,947,769
Sweden	496,717,983	—	—	496,717,983
Other Countries	1,841,817,221	—	—	1,841,817,221
Purchased Currency Options	—	28,837,064	—	28,837,064
Mutual Funds	1,249,691,486	—	—	1,249,691,486
Total Investments	$22,725,807,634	$190,963,143	$—	$22,916,770,777

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,460,491,464 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$18,850,648,177
Gross unrealized appreciation	4,377,928,768
Gross unrealized depreciation	(311,806,168)
Net unrealized appreciation (depreciation)	$4,066,122,600

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,201,741,642	2,738,170,056	(2,690,220,212)	1,249,691,486

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$700,809	$1,249,691,486

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Cobham PLC	51,446,043	9,638,020	—	61,084,063
Esprit Holdings Ltd.	69,938,621	29,217,500	—	99,156,121
Kobayashi Pharmaceutical Co. Ltd.	2,070,100	388,000	—	2,458,100
Neopost S.A.	2,320,259	76,473	—	2,396,732
Nihon Kohden Corp.	1,945,200	381,400	—	2,326,600
TAG Immobilien AG	7,181,730	—	—	7,181,730

6

Supplemental Information (unaudited) – continued

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Cobham PLC	$—	$—	$2,671,951	$321,861,864
Esprit Holdings Ltd.	—	—	496,560	102,533,857
Kobayashi Pharmaceutical Co. Ltd.	—	—	1,470,095	168,496,719
Neopost S.A.	26,166	—	9,710,234	129,275,451
Nihon Kohden Corp.	—	—	1,201,837	119,612,038
TAG Immobilien AG	—	—	3,411,086	96,601,327

	$26,166	$—	$18,961,763	$938,381,256

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2015, are as follows:

Japan	22.5%
United Kingdom	19.2%
United States	11.9%
Switzerland	11.3%
Germany	11.1%
France	7.5%
Netherlands	3.2%
Australia	3.0%
Sweden	2.2%
Other Countries	8.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

February 28, 2015

MFS® MANAGED WEALTH FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 90.6%
MFS Growth Fund - Class R5	108,924	$8,163,825
MFS Institutional International Equity Fund	363,452	8,159,504
MFS Value Fund - Class R5	225,988	8,056,483
Total Underlying Affiliated Funds		$24,379,812
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.2%
Russell 2000 Index - March 2015 @ $970	$6	$60
Russell 2000 Index - June 2015 @ $1,100	6	9,120
Russell 2000 Index - September 2015 @ $850	6	3,060
Russell 2000 Index - September 2015 @ $900	8	6,000
Russell 2000 Index - December 2015 @ $1,000	4	9,840
S&P 500 Index - March 2015 @ $1,750	10	350
S&P 500 Index - April 2015 @ $1,800	10	3,000
S&P 500 Index - June 2015 @ $1,850	10	17,000
S&P 500 Index - September 2015 @ $1,575	4	5,080
S&P 500 Index - January 2016 @ $1,675	4	12,760
Total Put Options Purchased		$66,270
Issuer	Shares/Par
Money Market Funds - 7.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,982,439	$1,982,439
Total Investments		$26,428,521
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Written - 0.0%
S&P 500 Index - April 2015 @ $1,600	$(10)	$(850)
S&P 500 Index - June 2015 @ $1,600	(10)	(5,500)
Total Put Options Written		$(6,350)

Other Assets, Less Liabilities - 1.8%		471,737
Net Assets - 100.0%		$26,900,258

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 2/28/15

Futures Contracts Outstanding at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index (Short)	USD	48	$4,500,720	March - 2015	$(230,960)
Russell 1000 Mini Growth Index (Short)	USD	45	4,530,150	March - 2015	(274,474)
Russell 1000 Mini Value Index (Short)	USD	43	4,427,280	March - 2015	(112,028)

					$(617,462)

At February 28, 2015, the fund had cash collateral of $389,350 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

2

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and written options. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$20,350	$45,920	$—	$66,270
Mutual Funds	26,362,251	—	—	26,362,251
Total Investments	$26,382,601	$45,920	$—	$26,428,521

Other Financial Instruments
Futures Contracts	$(617,462)	$—	$—	$(617,462)
Written Options	—	(6,350)	—	(6,350)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$25,802,285
Gross unrealized appreciation	790,429
Gross unrealized depreciation	(164,193)
Net unrealized appreciation (depreciation)	$626,236

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	—	109,024	(100)	108,924
MFS Institutional International Equity Fund	—	363,854	(402)	363,452
MFS Institutional Money Market Portfolio	—	29,596,986	(27,614,547)	1,982,439
MFS Value Fund	—	226,008	(20)	225,988

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$—	$—	$262,222	$8,163,825
MFS Institutional International Equity Fund	(591)	—	192,099	8,159,504
MFS Institutional Money Market Portfolio	—	—	1,410	1,982,439
MFS Value Fund	(17)	—	251,434	8,056,483

	$(608)	$—	$707,165	$26,362,251

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.